UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: September 30, 2005
                                                     ------------------

Check here if Amendment [   ]; Amendment Number: ______________________
     This Amendment (Check only one.):      [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Chesapeake Partners Management Co., Inc.
Address:     1829 Reisterstown Road
             Suite 420
             Baltimore, Maryland  21208

Form 13F File Number:  28- 4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mark D. Lerner
Title:       Vice President
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

           /s/ Mark D. Lerner           Baltimore, Maryland          11/14/05
           --------------------------   --------------------------   -----------
                     [Signature]            [City, State]               [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  _____________________________________

Form 13F Information Table Entry Total:    85
                                           ------------------------------

Form 13F Information Table Value Total:    $1,947,873
                                           ------------------------------
                                                    (thousands)

We have separately submitted a request for the confidential treatment of certain securities of the Company in accordance with Rule 24b-2 of the Exchange Act.

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None


                                                    FORM 13F INFORMATION TABLE


   COLUMN 1              COLUMN 2             COLUMN 3  COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8
--------------          ----------           --------- ---------  --------------------  ----------  --------  ------------------
                         TITLE OF                         VALUE    SHRS OR   SH/  PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER            CLASS               CUSIP     (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------          ----------           ---------   --------  -------   ---  ----  ----------  --------  ----  ------  ----
7-Eleven Inc            Com New              817826209       317     8,899   SH             SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Aether Hldgs Inc        Common               00809C106     4,897  1,431,800  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

American Intl Group     Common               026874107    33,456    539,955  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Amgen Inc               Common               031162100    11,819    148,351  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Biosource Intl Inc      Common               09066H104     3,538    281,010  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Brinks Co               Common               109696104    38,444    936,300  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Cablevision Sys Corp    CL A NY Cablvs       12686C109    62,671  2,043,400  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Cedar Shopping Ctrs     Com New              150602209     7,694    531,700  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Charter Comm Inc        CL A                 16117M107       387    258,250  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Chiron Corp             Common               170040109    40,089    919,050  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Chiron Corp             Common               170040109     4,278     98,000  SH  CALL      SOLE                             NONE
--------------------------------------------------------------------------------------------------------------------------------

Circuit City Store Inc  Common               172737108    12,975    756,100  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Comcast Corp New        CL A Spl             20030N200    13,135    456,403  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Commercial Cap Banc     Common               20162L105       557     32,767  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Cooper Cos Inc          Com New              216648402     2,472     32,273  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Cypress Semi Corp       Common               232806109    27,743  1,843,400  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------



                                                    FORM 13F INFORMATION TABLE


   COLUMN 1              COLUMN 2             COLUMN 3  COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8
--------------          ----------           --------- ---------  --------------------  ----------  --------  ------------------
                         TITLE OF                         VALUE    SHRS OR   SH/  PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER            CLASS               CUSIP     (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------          ----------           ---------   --------  -------   ---  ----  ----------  --------  ----  ------  ----

Dime Bancorp Inc        New W Exp 99/99/999  25429Q110       258  1,615,000  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

DirecTV Group Inc       Common               25459L106    10,657    711,388  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Disney Walt Co          Com Disney           254687106    14,118    585,100  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Federal Home Ln Mtg     Common               313400301    55,116    976,200  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Federal Home Ln Mtg     Common               313400301    11,292    200,000  SH  CALL      SOLE                             NONE
--------------------------------------------------------------------------------------------------------------------------------

Federal Home Ln Mtg     Common               313400301     4,302     76,200  SH  CALL      SOLE                             NONE
--------------------------------------------------------------------------------------------------------------------------------

Federal Home Ln Mtg     Common               313400301     5,646    100,000  SH  CALL      SOLE                             NONE
--------------------------------------------------------------------------------------------------------------------------------

Fisher Scientific Intl  Com New              338032204    15,194    244,860  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

General Mtrs Corp       Common               370442105     7,652    250,000  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Gentek Inc              Com New              37245X203    10,947    754,966  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Grupo TMM S A           SP ADR A SHS         40051D105    11,264  2,747,200  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Hanmi Finl Corp         Common               410495105       783     43,618  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Hewlett Packard Co      Common               428236103    26,455    906,000  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Hollinger Intl Inc      CL A                 435569108    16,061  1,638,900  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

IDX Sys Corp            Common               449491109     8,636    200,000  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Imagistics Intl Inc     Common               45247T104     3,394     81,100  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------


                                                    FORM 13F INFORMATION TABLE


   COLUMN 1              COLUMN 2             COLUMN 3  COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8
--------------          ----------           --------- ---------  --------------------  ----------  --------  ------------------
                         TITLE OF                         VALUE    SHRS OR   SH/  PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER            CLASS               CUSIP     (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------          ----------           ---------   --------  -------   ---  ----  ----------  --------  ----  ------  ----

JPMorgan Chase & Co     Common               46625H100    12,893    380,000  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

JPMorgan Chase & Co     Common               46625H100     3,393    100,000  SH  CALL      SOLE                             NONE
--------------------------------------------------------------------------------------------------------------------------------

JPMorgan Chase& Co      Common               46625H100    12,184    359,100  SH  CALL      SOLE                             NONE
--------------------------------------------------------------------------------------------------------------------------------

JPMorgan Chase & Co     Common               46625H100     5,266    155,200  SH  CALL      SOLE                             NONE
--------------------------------------------------------------------------------------------------------------------------------

JPMorgan Chase & Co     Common               46625H100     6,786    200,000  SH  CALL      SOLE                             NONE
--------------------------------------------------------------------------------------------------------------------------------

Johnson Outdoors Inc    CL A                 479167108     1,896    112,784  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Juniper Networks Inc    Common               48203R104     2,244     94,334  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Kansas City Southern    Com New              485170302    16,974    728,200  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Kerr McGee Corp         Common               492386107     7,507     77,300  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Labone Inc New          Common               50540L105     3,914     89,966  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Liberty Global Inc      Com Ser A            530555101    11,984    442,551  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Liberty Global Inc      Com Ser C            530555309    22,230    863,312  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Liberty Media Corp      Com Ser A            530718105    10,440  1,296,948  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Loews Corp              Common               540424108    16,726    181,000  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

MCI Inc                 Common               552691107   178,521  7,036,692  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Mittal Steel Co N V     NY Reg SH CL A       60684P101    51,542  1,789,667  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------



                                                    FORM 13F INFORMATION TABLE


   COLUMN 1              COLUMN 2             COLUMN 3  COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8
--------------          ----------           --------- ---------  --------------------  ----------  --------  ------------------
                         TITLE OF                         VALUE    SHRS OR   SH/  PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER            CLASS               CUSIP     (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------          ----------           ---------   --------  -------   ---  ----  ----------  --------  ----  ------  ----

Morgan Stanley          Com New              617446448    84,497  1,566,500  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Neiman Marcus Grp A     CL A                 640204202     6,697     67,000  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

News Corp               CL A                 65248E104    48,974  3,141,388  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Novell Inc              Common               670006105     3,835    514,700  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Novell Inc              Common               670006105     1,490    200,000  SH  CALL      SOLE                             NONE
--------------------------------------------------------------------------------------------------------------------------------

NTL Inc Del             Common               62940M104    52,677    788,585  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

OSI Pharmaceuticals     Common               671040103    20,302    694,306  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

OSI Pharmaceuticals     Common               671040103     5,848    200,000  SH  CALL      SOLE                             NONE
--------------------------------------------------------------------------------------------------------------------------------

Petrokazakhstan Inc     Common               71649P102    16,552    304,100  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Pfizer Inc              Common               717081103    24,898    997,120  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Pfizer Inc              Common               717081103     4,944    198,000  SH  CALL      SOLE                             NONE
--------------------------------------------------------------------------------------------------------------------------------

Procter & Gamble Co     Common               742718109    79,856  1,343,013  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Providian Finl Corp     Common               74406A102    28,488  1,611,300  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Rite Aid Corp           Common               767754104     2,276    586,500  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Saks Inc                Common               79377W108    25,171  1,360,600  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

SCO Group Inc           Common               78403A106     3,506    838,800  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------


                                                    FORM 13F INFORMATION TABLE


   COLUMN 1              COLUMN 2             COLUMN 3  COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8
--------------          ----------           --------- ---------  --------------------  ----------  --------  ------------------
                         TITLE OF                         VALUE    SHRS OR   SH/  PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER            CLASS               CUSIP     (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------          ----------           ---------   --------  -------   ---  ----  ----------  --------  ----  ------  ----

Sequenom Inc            Common               817337108        87     91,100  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Sky Finl Group Inc      Common               83080P103       762     27,100  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Sovereign Bancorp Inc   Common               845905108     1,455     65,995  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Sprint Nextel Corp      Common               852061100   116,691  4,907,113  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Symantec Corp           Common               871503108   190,023  8,385,819  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Symantec Corp           Common               871503108     4,532    200,000  SH  CALL      SOLE                             NONE
--------------------------------------------------------------------------------------------------------------------------------

Symantec Corp           Common               871503108     2,266    100,000  SH  CALL      SOLE                             NONE
--------------------------------------------------------------------------------------------------------------------------------

Theravance Inc          Common               88338T104    22,152  1,052,843  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Time Warner Inc         Common               887317105    33,717  1,861,800  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Tyco Intl Ltd New       Common               902124106    92,512  3,321,786  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Tyco Intl Ltd New       Common               902124106     2,785    100,000  SH  CALL      SOLE                             NONE
--------------------------------------------------------------------------------------------------------------------------------

Tyco Intl Ltd New       Common               902124106     5,570    200,000  SH  CALL      SOLE                             NONE
--------------------------------------------------------------------------------------------------------------------------------

United States Steel Cp  Common               912909108     4,392    103,700  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

U S G Corp              Com New              903293405    70,706  1,028,900  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

U S G Corp              Common               903293405    27,488    400,000  SH  CALL      SOLE                             NONE
--------------------------------------------------------------------------------------------------------------------------------

U S G Corp              Common               903293405     3,436     50,000  SH  PUT       SOLE                             NONE
--------------------------------------------------------------------------------------------------------------------------------


                                                    FORM 13F INFORMATION TABLE


   COLUMN 1              COLUMN 2             COLUMN 3  COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8
--------------          ----------           --------- ---------  --------------------  ----------  --------  ------------------
                         TITLE OF                         VALUE    SHRS OR   SH/  PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER            CLASS               CUSIP     (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------          ----------           ---------   --------  -------   ---  ----  ----------  --------  ----  ------  ----

Vail Resorts Inc        Common               91879Q109     5,756    200,200  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Viacom Inc              CL A                 925524100     3,854    116,000  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Viacom Inc              CL B                 925524308    70,446  2,134,081  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Viewpoint Corp          Common               92672P108     2,333  1,620,250  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------

Wendys Intl Inc         Common               950590109    46,152  1,022,200  SH            SOLE               SOLE
--------------------------------------------------------------------------------------------------------------------------------
